Share Based Payments - Equity Incentive Plan - Non-vested Share Awards (Details) (USD $)	6 Months Ended
Jun. 30, 2014
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Unrecognized cost of unvested share-based compensation awards	$ 1,180,616
Remaining weighted average period of recognition for unrecognized cost of share-based compensation awards	10 months 8 days